Leases (Tables)	12 Months Ended
Mar. 31, 2013
Leased Assets under Capital Leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2012	2013
Machinery, equipment and others	58,751	63,008
Film costs	9,465	9,147
Accumulated amortization	(20,514)	(36,287)

	47,702	35,868

Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments

The following is a schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013:

Fiscal year ending March 31	Yen in millions
2014	20,535
2015	5,350
2016	3,248
2017	2,820
2018	2,585
Later years	6,286

Total minimum lease payments	40,824
Less — Amount representing interest	2,568

Present value of net minimum lease payments	38,256
Less — Current obligations	19,718

Long-term capital lease obligations	18,538

Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2013 are as follows:

Fiscal year ending March 31	Yen in millions
2014	57,598
2015	46,483
2016	35,633
2017	24,243
2018	19,724
Later years	54,025

Total minimum future rentals	237,706